Intangible Assets (Details) - Schedule of detailed information about concessions - PEN (S/) S/ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Schedule of detailed information about concessions [Abstract]
EPC Contract	S/ 46,719	S/ 54,506
Construction of the second tranch of the “Ancon-Huacho-Pativilca” highway	2,919	3,406
Road improvement	11,795	12,922
Implementation for road safety	10,179	9,034
Work capitalization of second roadway	240,279	280,326
Disbursements for land adquisition	4,883	4,510
Other intangible assets contracted for the delivery process	5,118	5,026
Total Red Vial 5 S.A.	321,892	369,730
Other concessions	924	2,067
Total other concessions	S/ 322,816	S/ 371,797